Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2024, is analyzed as follows:

December 31, 2024
Total long-term debt	$16,200
Less: Deferred financing costs	(269)
Total long-term debt, net of deferred financing costs	$15,931

Current portion of long-term debt	$2,300
Less: Current portion of deferred financing costs	(87)
Current portion of long-term debt, net of deferred financing costs	$2,213

Non-current portion of long-term debt	$13,900
Less: Non-current portion of deferred financing costs	(182)
Non-current portion of long-term debt, net of deferred financing costs	$13,718

Annual Principal Payments
During the year ended December 31, 2024, the weighted average interest rate on the borrowed portion of the term loan facility was 8.6%, and the amount outstanding as of December 31, 2024, is repayable as follows:

Year	Amount
2025	$2,300
2026	1,170
2027	2,280
2028	10,450
Total	$16,200